Segmented Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented Reporting	SEGMENTED REPORTING
Hydro One has three reportable segments:
•The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;
•The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and
•Other Segment, which includes certain corporate activities. The Other Segment includes the DTA which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of Hydro One’s initial public offering in 2015. This DTA is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets, and it is included in the other segment.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,217	5,582	—	7,799
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	520	774	22	1,316
Depreciation, amortization and asset removal costs	526	460	—	986
Income (loss) before financing charges and income tax expense	1,171	696	(22)	1,845

Capital investments	1,493	1,015	—	2,508

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,080	5,660	—	7,740
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	464	744	18	1,226
Depreciation, amortization and asset removal costs	509	448	—	957
Income (loss) before financing charges and income tax expense	1,107	744	(18)	1,833

Capital investments	1,209	899	—	2,108
Total Assets by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	19,751	18,747
Distribution	12,693	11,880
Other	263	663
Total assets	32,707	31,290
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	157	157
Distribution	216	216
Total goodwill	373	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.